Balances and Transactions with Related Parties (Schedule of related party balances and transactions) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from related parties	$ 54,487	$ 56,833
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 18	$ 15